Item 1 – Schedule of Investments

American Growth Fund Series One
April30, 2023
(unaudited)

Common Stock 99.21%	Shares	Market Value

Computer Software and Svcs 15.05%
Fair Isaac Corporation*	3,530	$2,569,664
		2,569,664

Diversified Co. 12.43%
Chemed Corp	3,020	1,664,775
Honeywell International Inc.	2,291	457,833
		2,122,608

Semiconductor Cap. Equip. 7.81%
Teradyne Inc.	14,800	1,334,148
		1,334,148

Railroad 6.83%
Canadian Pacific Railway LTD	15,481	1,166,832
		1,166,832

Computer Hardware 6.77%
Apple Inc.	6,816	1,156,539
		1,156,539

Application Software 5.40%
Microsoft Corporation	3,000	921,780
		921,780

Environmental 4.91%
Waste Management Inc.*	5,050	838,553
		838,553

Computer & Peripherals 4.57%
Cisco Systems Inc.	16,500	779,625
		779,625

Biotechnology 4.21%
Amgen Inc.	3,000	719,220
		719,220

Machinery 3.99%
The Middleby Corporation*	4,835	$681,155
		681,155

Cable TV 3.67%
Charter Communications Inc.*	1,700	626,790
		626,790

Retail – Apparel and Specialty 3.05%
Tractor Supply Company	1,300	309,920
Amazon.com Inc.*	2,000	210,900
		520,820

Transportation and Logistics 2.99%
Old Dominion Freight Line Inc.	945	302,769
J.B. Hunt Transport Services Inc.	700	122,703
Norfolk Southern Corporation	420	85,272
		510,744

Home Improvement Stores 2.01%
Home Depot Inc. (The)	1,140	342,616
		342,616

Restaurants 1.84%
Starbucks Corporation	2,748	314,069
		314,069

Farm & Construction Machinery 1.67%
Caterpillar Inc.	1,300	284,440
		284,440

Online Media 1.48%
Alphabet Inc.*	2,350	252,249
		252,249

Semiconductor 1.46%
Nvidia Corp	900	249,741
		249,741

Insurance – Property and Causality 1.37%
Markel Corporation*	100	136,853
Selective Insurance Group Inc.	1,000	96,330
		233,183

Telecommunications Services 1.26%
T-Mobile US, Inc.*	1,500	215,850
		215,850

Chemicals 1.21%
Balchem Corporation*	1,575	$206,955
		206,955

Health Care Plans 1.09%
UnitedHealth Group Incorporated	380	186,994
		186,994

Business Services 1.06%
Paychex Inc.	1,651	181,378
		181,378

Health Care Providers 0.85%
HCA Healthcare Inc.	505	145,102
		145,102

Drug 0.76%
Johnson and Johnson	796	130,305
		130,305

Industrial Products 0.70%
Eaton Corp Plc	720	120,326
		120,326

Medical Diagnostic and Research 0.65%
Thermo Fisher Scientific Inc	200	110,980
		110,980

Aerospace and Defense 0.12%
Raytheon Technologies	200	19,980
		19,980

Total Value Common Stocks (cost 4,705,783)	99.21%	16,942,646
Cash and Receivable, less liabilities	0.78%	134,556
Total Net Assets	99.99%	17,077,202

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	12,236,863)
Gross Unrealized depreciation on investment securities	-
Net Unrealized depreciation on investment securities	12,236,863)
Cost of investment securities for federal income tax purposes	4,705.783)

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$16,942,646	$0	$0	$16,942,646